Frontier Timpani Small Cap Growth Fund
Frontier Timpani Small Cap Growth Fund
Investment Objective.
The investment objective of the Frontier Timpani Small Cap Growth Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier Timpani Small Cap Growth Fund - USD ($)	Institutional Class	Service Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Service Fee (for shares redeemed by wire)	$ 15.00	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier Timpani Small Cap Growth Fund		Institutional Class	Service Class	Class Y
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fee		none	0.15%	0.15%
Additional Other Expenses		0.36%	291.37%	0.35%
Total Other Expenses		0.36%	291.52%	0.50%
Total Annual Fund Operating Expenses	[1]	1.36%	292.52%	1.75%
Fee Waiver	[2]	(0.26%)	(291.27%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.10%	1.25%	1.50%
[1]	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" for Service Class shares do not correlate to the "Ratio of expenses to average net assets" figures in the Financial Highlights section of this Prospectus because Service Class shares did not accrue any Shareholder Servicing Fees during the fiscal year ended June 30, 2017.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10%, 1.25% and 1.50% of the Fund's average daily net assets attributable to Institutional Class, Service Class and Class Y shares, respectively. Timpani is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation as described above and in place at the time of recoupment. The expense cap agreement will continue in effect until October 31, 2019, with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier Timpani Small Cap Growth Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Institutional Class		112	378	694	1,589
Service Class	[1]	127	397	686	1,511
Class Y		153	501	901	2,020
[1]	The contractual expense cap of 1.25% was used to calculate the Expense Example throughout the 10 years due to the small size of the Service Class shares as of June 30, 2017.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 179% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies that the Fund’s investment adviser, Timpani Capital Management LLC (“Timpani”), believes have sound growth potential.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  The Fund may invest up to 25% of its total assets in equity securities issued by foreign companies that are listed on a U.S. exchange, including American Depositary Receipts (“ADRs”).  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for earnings upside.  Timpani may actively trade portfolio securities.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.  When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2017, through September 30, 2017, was 26.33%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

17.47% (1st quarter, 2012)	(12.43)% (3rd quarter, 2015)

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Frontier Timpani Small Cap Growth Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, Since Inception	[1],[2]	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	(1.06%)	12.14%	8.64%		Mar. 23, 2011
Class Y	Class Y Return Before Taxes	(1.45%)		(1.52%)		Jan. 06, 2014
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	(1.06%)	12.03%	8.55%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(0.60%)	9.71%	6.87%
Russell 2000 Growth Index Institutional Class Comparison (reflects no deductions for fees, expense or taxes)	Russell 2000 Growth Index Institutional Class Comparison (reflects no deductions for fees, expense or taxes)	11.32%	13.74%	10.41%		Mar. 23, 2011
Russell 2000 Growth Index Class Y Comparison (reflects no deductions for fees, expense or taxes)	Russell 2000 Growth Index Class Y Comparison (reflects no deductions for fees, expense or taxes)	11.32%		5.57%		Jan. 06, 2014
[1]	Because the Service Class has not been offered for a full calendar year, the information provided represents returns of the Institutional Class and Class Y.
[2]	The Institutional Class and Class Y commenced operations on March 23, 2011 and January 6, 2014, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Service Class and Class Y shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.